Insurance Claim Reserves	12 Months Ended
Dec. 31, 2016
Insurance Claim Reserves disclosure
Insurance Claim Reserves disclosure [Text Block]

7.             INSURANCE CLAIM RESERVES

Claims and claim adjustment expense reserves were as follows:

(at December 31, in millions)	2016	2015
Property-casualty	$47,929	$48,272
Accident and health	20	23
Total	$47,949	$48,295

The following table presents a reconciliation of beginning and ending property casualty reserve balances for claims and claim adjustment expenses:

(at and for the year ended December 31, in millions)	2016	2015	2014
Claims and claim adjustment expense reserves at beginning of year	$48,272	$49,824	$50,865
Less reinsurance recoverables on unpaid losses	8,449	8,788	9,280
Net reserves at beginning of year	39,823	41,036	41,585
Estimated claims and claim adjustment expenses for claims arising in the current year	15,675	14,471	14,688
Estimated decrease in claims and claim adjustment expenses for claims arising in prior years	(680)	(817)	(885)
Total increases	14,995	13,654	13,803
Claims and claim adjustment expense payments for claims arising in:
Current year	6,220	5,725	5,895
Prior years	8,576	8,749	8,171
Total payments	14,796	14,474	14,066
Acquisition (1)	—	2	—
Unrealized foreign exchange gain	(74)	(395)	(286)
Net reserves at end of year	39,948	39,823	41,036
Plus reinsurance recoverables on unpaid losses	7,981	8,449	8,788
Claims and claim adjustment expense reserves at end of year	$47,929	$48,272	$49,824

(1)     Amount represents acquired net claims and claim adjustment expense reserves of Travelers Participações em Seguros Brasil S.A. at October 1, 2015.

Gross claims and claim adjustment expense reserves at December 31, 2016 decreased by $343 million from December 31, 2015.  This decrease primarily reflected the impacts of (i) payments related to operations in runoff, including the Company’s $524 million payment related to the settlement of the PPG Industries, Inc. litigation and (ii) net favorable prior year reserve development, partially offset by the impacts of (iii) higher volumes of insured exposures and (iv) loss cost trends for the current accident year.  Gross claims and claim adjustment expense reserves at December 31, 2015 decreased by $1.55 billion from December 31, 2014.  This decrease primarily reflected the impacts of (i) payments related to operations in runoff, including a $579 million payment related to the settlement of the Asbestos Direct Action Litigation as described in more detail in note 16, (ii) net favorable prior year reserve development and (iii) changes in foreign currency exchange rates, partially offset by (iv) the impact of loss cost trends for the current accident year.

Reinsurance recoverables on unpaid losses at December 31, 2016 decreased by $468 million from December 31, 2015, primarily reflecting the impact of cash collections in 2016, including the settlement of a reinsurance dispute which is discussed in more detail in note 16.  Reinsurance recoverables on unpaid losses at December 31, 2015 decreased by $339 million from December 31, 2014, primarily reflecting the impact of cash collections in 2015.

Included in the claims and claim adjustment expense reserves are reserves for long-term disability and annuity claim payments, primarily arising from workers’ compensation insurance and workers’ compensation excess insurance policies, that are discounted to the present value of the estimated future payments.  The discount rate used was 5% at both December 31, 2016 and 2015.  Total reserves net of the discount were $2.17 billion and $2.13 billion, and the related amount of discount was $1.08 billion and $1.07 billion, at December 31, 2016 and 2015, respectively.  Accretion of the discount is reported as part of “claims and claim adjustment expenses” in the Consolidated Statement of Income.

Prior Year Reserve Development

The following disclosures regarding reserve development are on a “net of reinsurance” basis.

2016.

In 2016, estimated claims and claim adjustment expenses incurred included $680 million of net favorable development for claims arising in prior years, including $771 million of net favorable prior year reserve development impacting the Company’s results of operations and $50 million of accretion of discount.

Business Insurance.  Net favorable prior year reserve development in 2016 totaled $424 million, primarily driven by better than expected loss experience in the Company’s domestic operations in (i) the workers’ compensation product line for accident years 2006 and prior as well as accident years 2009, 2013 and 2015 and (ii) the general liability product line (excluding an increase to asbestos and environmental reserves discussed below), related to both primary and excess coverages for accident years 2007 and prior, accident year 2009 and accident years 2011 through 2015, as well as in the Company’s international operations in Europe. These factors contributing to net favorable prior year reserve development in 2016 were partially offset by $225 million and $82 million increases to asbestos and environmental reserves, respectively, which are discussed in further detail in the “Asbestos and Environmental Reserves” section below.

Bond & Specialty Insurance.  Net favorable prior year reserve development in 2016 totaled $350 million, primarily driven by better than expected loss experience in the Company’s domestic operations in (i) the fidelity and surety product line for accident years 2009 through 2015 and (ii) the general liability product line for accident years 2006 through 2011.

Personal Insurance.  Net unfavorable prior year reserve development in 2016 totaled $3 million, primarily driven by worse than expected loss experience in the Company’s domestic operations for the automobile product line for bodily injury coverages for the 2015 accident year, largely offset by net favorable prior year reserve development in the Company’s international operations in Canada.

2015.

In 2015, estimated claims and claim adjustment expenses incurred included $817 million of net favorable development for claims arising in prior years, including $941 million of net favorable prior year reserve development impacting the Company’s results of operations and $51 million of accretion of discount.

Business Insurance. Net favorable prior year reserve development in 2015 totaled $332 million, primarily driven by better than expected loss experience in the Company’s domestic operations in (i) the general liability product line (excluding increases to asbestos and environmental reserves discussed below), for both primary and excess coverages for accident years 2005 through 2013, (ii) the workers’ compensation line of business for accident years 2006 and prior, (iii) the property product line related to catastrophe losses for accident years 2011, 2012 and 2014 and non-catastrophe losses for accident years 2013 and 2014, as well as in the Company’s operations at Lloyd’s.  These factors contributing to net favorable prior year reserve development in 2015 were partially offset by $224 million and $72 million increases to asbestos and environmental reserves, respectively, which are discussed in further detail in the “Asbestos and Environmental Reserves” section below.

Bond & Specialty Insurance.  Net favorable prior year reserve development in 2015 totaled $281 million, primarily driven by better than expected loss experience in the Company’s domestic operations in the fidelity and surety product line for accident years 2008 through 2014, which was partially driven by a reduction in outstanding exposures related to the financial crisis that commenced in 2007.

Personal Insurance.  Net favorable prior year reserve development in 2015 totaled $328 million, primarily driven by better than expected loss experience in the Company’s domestic operations in (i) the Homeowners and Other product line for liability coverages for accident years 2011 through 2014, for non-catastrophe weather-related losses and non-weather-related losses for accident year 2014 and (ii) the Automobile product line for liability coverages for accident years 2012 through 2014, as well as in the Company’s international operations in Canada.

2014.

In 2014, estimated claims and claim adjustment expenses incurred included $885 million of net favorable development for claims arising in prior years, including $941 million of net favorable prior year reserve development impacting the Company’s results of operations and $50 million of accretion of discount.

Business Insurance.  Net favorable prior year reserve development in 2014 totaled $347 million, primarily driven by (i) better than expected loss experience in the Company’s domestic operations in the general liability product line (excluding increases to asbestos and environmental reserves discussed below), primarily related to excess coverages for accident years 2008 through 2012, (ii) a $162 million benefit resulting from better than expected loss experience related to, and the commutation of reinsurance treaties associated with, a workers’ compensation reinsurance pool for accident years 1996 and prior, and better than expected loss experience in the Company’s domestic operations in (iii) the property product line for accident years 2010 through 2013, including catastrophe losses from Storm Sandy for accident year 2012 and (iv) the commercial auto product line for accident years 2011 and 2012.  These factors contributing to net favorable prior year reserve development in 2014 were partially offset by (i) $250 million and $87 million increases to asbestos and environmental reserves, respectively, which are discussed in further detail in the “Asbestos and Environmental Reserves” section below, (ii) an increase in unallocated loss adjustment expense reserves of $77 million for interest awarded as part of damages pursuant to a court decision in the third quarter of 2014 related to a legal matter, which is discussed in more detail in the “Settlement of Asbestos Direct Action Litigation” section of note 16 and (iii) higher than expected loss experience for liability coverages in the commercial multi-peril product line for accident years 2010 through 2013.

Bond & Specialty Insurance.  Net favorable prior year reserve development in 2014 totaled $428 million, primarily driven by better than expected loss experience in the Company’s domestic operations in the contract surety product line for accident years 2012 and prior.

Personal Insurance. Net favorable prior year reserve development in 2014 totaled $166 million, primarily driven by better than expected loss experience in the Company’s domestic operations in the Homeowners and Other product line for (i) non-catastrophe weather-related losses for accident year 2013 and (ii) catastrophe losses for accident years 2011 through 2013.

Claims Development

The following is a summary of claims and claim adjustment expense reserves, including certain components, for the Company’s major product lines by reporting segment at December 31, 2016.

At December 31, 2016 (in millions)	Net Undiscounted Claims and Claim Adjustment Expense Reserves	Discount (Net of Reinsurance)	Subtotal: Net Claims and Allocated Claim Adjustment Expense Reserves	Reinsurance Recoverables on Unpaid Losses	Claims and Claim Adjustment Expense Reserves
Business Insurance
General liability	$7,034	$(168)	$6,866	$712	$7,578
Commercial property	866	—	866	194	1,060
Commercial multi-peril	3,414	—	3,414	81	3,495
Commercial automobile	2,270	—	2,270	256	2,526
Workers’ compensation (1)	15,439	(832)	14,607	729	15,336

Bond & Specialty Insurance
General liability	2,042	—	2,042	82	2,124
Fidelity and surety	450	—	450	17	467

Personal Insurance
Automobile	2,277	—	2,277	465	2,742
Homeowners (excluding Other)	742	—	742	2	744
International - Canada	776	—	776	20	796
Subtotal — claims and allocated claim adjustment expenses for the products presented in the development tables below	35,310	(1,000)	34,310	2,558	36,868
Other insurance contracts (2)	3,661	(3)	3,658	2,195	5,853
Unallocated loss adjustment expense reserves	1,936	—	1,936	40	1,976
Structured settlements (3)	—	—	—	3,168	3,168
Other	44	—	44	20	64
Total property-casualty	40,951	(1,003)	39,948	7,981	47,929
Accident and health	—	—	—	20	20
Total	$40,951	$(1,003)	$39,948	$8,001	$47,949

(1)     Net discount amount includes discount of $80 million on reinsurance recoverables for long-term disability and annuity claim payments.

(2)     Primarily includes residual market, international (other than operations in Canada within the Personal Insurance segment) and runoff assumed reinsurance business.

(3)     Includes structured settlements in cases where the Company did not receive a release from the claimant.

The claim development tables that follow present, by accident year, incurred and cumulative paid claims and allocated claim adjustment expense on a historical basis.  This claim development information is presented on an undiscounted, net of reinsurance basis for ten years, or the number of years for which claims incurred typically remain outstanding if less than ten years. The claim development tables also provide the historical average annual percentage payout of incurred claims by age, net of reinsurance, as supplementary information (identified as unaudited in the tables below). The claim development information reflects the acquisition of The Dominion of Canada General Insurance Company (Dominion) in November 2013 on a retrospective basis (includes Dominion data for years prior to the Company’s acquisition of Dominion).

Business Insurance

General Liability

(dollars in millions)

	For the Years Ended December 31,										IBNR	Cumulative
	2007	2008	2009	2010	2011	2012	2013	2014	2015	2016	Reserves	Number of
Accident	Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance										Dec. 31,	Reported
Year	Unaudited										2016	Claims

2007	$1,136	$1,162	$1,087	$1,089	$968	$919	$888	$883	$865	$824	$78	23,840
2008		1,143	1,209	1,222	1,079	1,041	994	946	931	935	88	25,385
2009			1,060	1,071	1,028	960	869	837	809	796	95	25,457
2010				1,028	1,031	1,021	959	927	912	918	108	27,678
2011					1,004	1,074	1,065	998	972	935	146	27,210
2012						989	985	935	913	892	184	24,384
2013							965	975	958	940	256	21,836
2014								976	989	983	438	20,926
2015									998	956	592	18,771
2016										1,075	908	13,810
									Total	$9,254

Accident	Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
Year	Unaudited

2007	$32	$134	$316	$467	$549	$632	$682	$697	$713	$726
2008		35	154	359	497	615	694	734	759	799
2009			35	167	314	446	543	613	643	667
2010				35	139	324	487	629	702	756	Liability for Claims
2011					47	187	355	539	660	725	And Allocated Claim
2012						32	150	295	489	589	Adjustment Expenses,
2013							35	175	363	498	Net of Reinsurance
2014								37	163	321
2015									36	137	2007 -	Before
2016										35	2016	2007
									Total	$5,253	$4,001	$3,033

										Total net liability		$7,034

	Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
	Unaudited
Years	1	2	3	4	5	6	7	8	9	10

	3.9%	13.3%	19.1%	17.6%	12.4%	8.4%	5.0%	2.5%	3.1%	1.6%

Commercial Property

(dollars in millions)

	For the Years Ended December 31,
	2012	2013	2014	2015	2016	IBNR	Cumulative
	Incurred Claims and Allocated Claims Adjustment					Reserves	Number of
Accident	Expenses, Net of Reinsurance					Dec. 31,	Reported
Year	Unaudited					2016	Claims

2012	$1,054	$988	$924	$889	$895	$13	28,183
2013		789	755	737	731	10	22,141
2014			936	860	836	15	21,490
2015				786	750	28	19,859
2016					896	131	19,327
				Total	$4,108

	Cumulative Paid Claims and Allocated Claim
Accident	Adjustment Expenses, Net of Reinsurance
Year	Unaudited					Liability for Claims
						And Allocated Claim
2012	$453	$770	$845	$865	$872	Adjustment Expenses,
2013		389	610	683	703	Net of Reinsurance
2014			464	710	775
2015				376	615	2012 -	Before
2016					441	2016	2012
				Total	$3,406	$702	$164

					Total net liability		$866

	Average Annual Percentage Payout of Incurred
	Claims by Age, Net of Reinsurance
	Unaudited
Years	1	2	3	4	5

	51.7%	31.8%	8.7%	2.5%	0.8%

Commercial Multi-Peril

(dollars in millions)

	For the Years Ended December 31,										IBNR	Cumulative
	2007	2008	2009	2010	2011	2012	2013	2014	2015	2016	Reserves	Number of
Accident	Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance										Dec. 31,	Reported
Year	Unaudited										2016	Claims

2007	$1,490	$1,430	$1,364	$1,402	$1,398	$1,375	$1,373	$1,369	$1,376	$1,369	$51	96,767
2008		1,725	1,674	1,683	1,688	1,674	1,684	1,674	1,688	1,681	47	108,382
2009			1,484	1,506	1,501	1,498	1,511	1,514	1,514	1,509	42	103,198
2010				1,711	1,826	1,832	1,861	1,895	1,892	1,898	51	111,586
2011					2,235	2,244	2,269	2,286	2,296	2,287	66	125,358
2012						1,885	1,883	1,903	1,888	1,888	88	104,419
2013							1,615	1,623	1,620	1,609	122	82,936
2014								1,663	1,627	1,625	193	76,833
2015									1,568	1,625	354	68,278
2016										1,662	658	56,471
									Total	$17,153

Accident	Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
Year	Unaudited

2007	$498	$824	$982	$1,110	$1,208	$1,256	$1,278	$1,296	$1,307	$1,312
2008		712	1,103	1,264	1,396	1,490	1,551	1,581	1,602	1,617
2009			603	958	1,121	1,264	1,360	1,408	1,436	1,449
2010				709	1,180	1,395	1,579	1,698	1,763	1,798	Liability for Claims
2011					1,060	1,573	1,803	1,979	2,088	2,156	And Allocated Claim
2012						795	1,246	1,424	1,590	1,699	Adjustment Expenses,
2013							644	987	1,167	1,304	Net of Reinsurance
2014								628	956	1,154
2015									595	970	2007 -	Before
2016										585	2016	2007
									Total	$14,044	$3,109	$305

										Total net liability		$3,414

	Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
	Unaudited
Years	1	2	3	4	5	6	7	8	9	10

	39.5%	22.9%	10.8%	8.8%	6.0%	3.3%	1.8%	1.1%	0.9%	0.4%

Commercial Automobile

(dollars in millions)

	For the Years Ended December 31,
	2012	2013	2014	2015	2016	IBNR	Cumulative
	Incurred Claims and Allocated Claims Adjustment					Reserves	Number of
Accident	Expenses, Net of Reinsurance					Dec. 31,	Reported
Year	Unaudited					2016	Claims

2012	$1,294	$1,350	$1,327	$1,325	$1,337	$35	214,780
2013		1,235	1,236	1,240	1,245	67	197,041
2014			1,165	1,166	1,168	131	184,067
2015				1,198	1,215	246	179,963
2016					1,290	516	173,790
				Total	$6,255

	Cumulative Paid Claims and Allocated Claim
Accident	Adjustment Expenses, Net of Reinsurance
Year	Unaudited					Liability for Claims
						And Allocated Claim
2012	$467	$753	$960	$1,134	$1,235	Adjustment Expenses,
2013		435	675	884	1,039	Net of Reinsurance
2014			397	618	821
2015				409	658	2012 -	Before
2016					416	2016	2012
				Total	$4,169	$2,086	$184

					Total net liability		$2,270

	Average Annual Percentage Payout of Incurred
	Claims by Age, Net of Reinsurance
	Unaudited
Years	1	2	3	4	5

	34.0%	20.0%	16.6%	12.7%	7.6%

Workers’ Compensation

(dollars in millions)

	For the Years Ended December 31,										IBNR	Cumulative
	2007	2008	2009	2010	2011	2012	2013	2014	2015	2016	Reserves	Number of
Accident	Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance										Dec. 31,	Reported
Year	Unaudited										2016	Claims

2007	$1,554	$1,519	$1,484	$1,448	$1,390	$1,373	$1,358	$1,340	$1,328	$1,341	$217	103,064
2008		1,714	1,745	1,734	1,683	1,639	1,634	1,621	1,617	1,617	237	107,565
2009			1,799	1,778	1,746	1,753	1,753	1,766	1,775	1,750	272	104,229
2010				1,886	2,042	2,035	2,056	2,049	2,052	2,055	354	116,837
2011					2,284	2,303	2,347	2,350	2,379	2,385	430	135,061
2012						2,447	2,456	2,457	2,456	2,445	519	133,417
2013							2,553	2,545	2,540	2,506	651	128,111
2014								2,554	2,553	2,547	839	123,110
2015									2,644	2,585	1,142	120,681
2016										2,768	1,651	108,357
									Total	$21,999

Accident	Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
Year	Unaudited

2007	$216	$450	$589	$683	$747	$802	$845	$880	$910	$936
2008		274	571	752	875	961	1,036	1,088	1,130	1,162
2009			288	623	828	961	1,065	1,137	1,193	1,235
2010				341	750	978	1,133	1,246	1,321	1,385	Liability for Claims
2011					420	911	1,185	1,365	1,487	1,583	And Allocated Claim
2012						443	940	1,217	1,394	1,536	Adjustment Expenses,
2013							458	954	1,237	1,413	Net of Reinsurance
2014								455	944	1,224
2015									430	893	2007 -	Before
2016										421	2016	2007
									Total	$11,788	$10,211	$5,228

										Total net liability		$15,439

	Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
	Unaudited
Years	1	2	3	4	5	6	7	8	9	10

	17.0%	19.2%	11.2%	7.4%	5.4%	4.1%	3.2%	2.5%	2.1%	1.9%

Bond & Specialty Insurance

General Liability

(dollars in millions)

	For the Years Ended December 31,										IBNR	Cumulative
	2007	2008	2009	2010	2011	2012	2013	2014	2015	2016	Reserves	Number of
Accident	Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance										Dec. 31,	Reported
Year	Unaudited										2016	Claims

2007	$584	$571	$638	$582	$551	$511	$479	$467	$462	$454	$4	11,018
2008		579	769	743	697	716	712	672	643	631	24	6,463
2009			592	624	665	686	680	660	655	641	24	6,287
2010				571	612	679	679	661	668	653	18	5,655
2011					565	596	639	632	601	545	34	5,191
2012						538	591	614	605	601	137	4,824
2013							510	565	606	630	204	4,371
2014								549	571	563	232	4,182
2015									528	524	272	3,814
2016										512	405	2,676
									Total	$5,754

Accident	Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
Year	Unaudited

2007	$35	$134	$229	$303	$357	$373	$393	$400	$410	$415
2008		47	157	281	387	471	529	562	579	590
2009			36	167	310	390	460	497	563	592
2010				33	152	291	396	482	565	597	Liability for Claims
2011					33	143	249	324	414	447	And Allocated Claim
2012						38	160	255	342	383	Adjustment Expenses,
2013							34	154	252	352	Net of Reinsurance
2014								38	150	239
2015									38	141	2007 -	Before
2016										30	2016	2007
									Total	$3,786	$1,968	$74

										Total net liability		$2,042

	Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
	Unaudited
Years	1	2	3	4	5	6	7	8	9	10

	6.3%	19.7%	18.8%	15.1%	12.1%	7.5%	6.2%	3.0%	1.9%	1.1%

Fidelity and Surety

(dollars in millions)

	For the Years Ended December 31,
	2012	2013	2014	2015	2016	IBNR	Cumulative
	Incurred Claims and Allocated Claims Adjustment					Reserves	Number of
Accident	Expenses, Net of Reinsurance					Dec. 31,	Reported
Year	Unaudited					2016	Claims

2012	$255	$262	$249	$175	$140	$9	1,148
2013		240	246	199	146	6	1,006
2014			223	212	165	32	992
2015				217	191	79	768
2016					226	128	595
				Total	$868

	Cumulative Paid Claims and Allocated Claim
Accident	Adjustment Expenses, Net of Reinsurance
Year	Unaudited					Liability for Claims
						And Allocated Claim
2012	$42	$108	$124	$110	$111	Adjustment Expenses,
2013		37	113	128	131	Net of Reinsurance
2014			58	96	111
2015				32	75	2012 -	Before
2016					54	2016	2012
				Total	$482	$386	$64

					Total net liability		$450

	Average Annual Percentage Payout of Incurred
	Claims by Age, Net of Reinsurance
	Unaudited
Years	1	2	3	4		5

	26.1%	36.2%	10.1%	(3.6	)% (1)	0.8%

(1)     Includes recovery activity.

Personal Insurance

Automobile

(dollars in millions)

	For the Years Ended December 31,
	2012	2013	2014	2015	2016	IBNR	Cumulative
	Incurred Claims and Allocated Claims Adjustment					Reserves	Number of
Accident	Expenses, Net of Reinsurance					Dec. 31,	Reported
Year	Unaudited					2016	Claims

2012	$2,417	$2,454	$2,448	$2,432	$2,428	$15	793,669
2013		2,108	2,095	2,049	2,044	36	694,650
2014			2,014	1,994	1,981	75	669,990
2015				2,186	2,244	224	755,762
2016					2,779	646	839,962
				Total	$11,476

	Cumulative Paid Claims and Allocated Claim
Accident	Adjustment Expenses, Net of Reinsurance
Year	Unaudited					Liability for Claims
						And Allocated Claim
2012	$1,503	$1,983	$2,189	$2,311	$2,376	Adjustment Expenses,
2013		1,251	1,628	1,814	1,935	Net of Reinsurance
2014			1,193	1,564	1,763
2015				1,319	1,768	2012 -	Before
2016					1,610	2016	2012
				Total	$9,452	$2,024	$253

					Total net liability		$2,277

	Average Annual Percentage Payout of Incurred
	Claims by Age, Net of Reinsurance
	Unaudited
Years	1	2	3	4	5

	60.0%	19.2%	9.2%	5.5%	2.7%

Homeowners (excluding Other)

(dollars in millions)

	For the Years Ended December 31,
	2012	2013	2014	2015	2016	IBNR	Cumulative
	Incurred Claims and Allocated Claims Adjustment					Reserves	Number of
Accident	Expenses, Net of Reinsurance					Dec. 31,	Reported
Year	Unaudited					2016	Claims

2012	$2,136	$2,056	$2,029	$2,018	$2,019	$1	259,006
2013		1,488	1,397	1,365	1,375	4	149,373
2014			1,515	1,450	1,453	9	151,517
2015				1,438	1,454	28	144,367
2016					1,556	307	129,630
				Total	$7,857

	Cumulative Paid Claims and Allocated Claim
Accident	Adjustment Expenses, Net of Reinsurance
Year	Unaudited					Liability for Claims
						And Allocated Claim
2012	$1,508	$1,901	$1,964	$1,993	$2,008	Adjustment Expenses,
2013		994	1,269	1,317	1,344	Net of Reinsurance
2014			1,053	1,338	1,402
2015				994	1,333	2012 -	Before
2016					1,049	2016	2012
				Total	$7,136	$721	$21

					Total net liability		$742

	Average Annual Percentage Payout of Incurred
	Claims by Age, Net of Reinsurance
	Unaudited
Years	1	2	3	4	5

	71.1%	20.6%	3.7%	1.7%	0.7%

International - Canada

(dollars in millions)

	For the Years Ended December 31,										IBNR	Cumulative
	2007	2008	2009	2010	2011	2012	2013	2014	2015	2016	Reserves	Number of
Accident	Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance										Dec. 31,	Reported
Year	Unaudited										2016	Claims

2007	$372	$365	$361	$359	$369	$371	$377	$368	$364	$362	$2	51,611
2008		400	404	393	394	399	405	399	395	396	1	56,506
2009			460	448	457	463	471	463	455	456	8	57,934
2010				469	471	481	495	484	476	471	14	57,976
2011					443	422	430	426	418	412	18	57,704
2012						419	398	400	384	383	37	53,046
2013							467	461	453	441	39	56,071
2014								413	428	429	50	53,734
2015									348	347	58	46,093
2016										349	34	44,337
									Total	$4,046

Accident	Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
Year	Unaudited

2007	$153	$221	$250	$273	$299	$320	$337	$345	$350	$354
2008		171	262	294	317	339	360	374	381	385
2009			192	287	327	355	384	409	425	436
2010				185	282	318	356	385	415	432	Liability for Claims
2011					170	240	270	303	337	358	And Allocated Claim
2012						160	223	252	278	305	Adjustment Expenses,
2013							187	262	293	324	Net of Reinsurance
2014								183	256	291
2015									156	218	2007 -	Before
2016										203	2016	2007
									Total	$3,306	$740	$36

										Total net liability		$776

	Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
	Unaudited
Years	1	2	3	4	5	6	7	8	9	10

	43.8%	18.7%	7.8%	6.9%	6.8%	5.6%	3.8%	2.1%	1.2%	1.1%

The incurred and paid amounts have been translated from the local currency to U.S. dollars using the December 31, 2016 spot rate for all years presented in the table above in order to isolate changes in foreign exchange rates from loss development.

Methodology for Estimating Incurred But Not Reported (IBNR) Reserves

Claims and claim adjustment expense reserves represent management’s estimate of the ultimate liability for unpaid losses and loss adjustment expenses for claims that have been reported and claims that have been incurred but not yet reported as of the balance sheet date.  Claims and claim adjustment expense reserves do not represent an exact calculation of the liability, but instead represent management estimates, primarily utilizing actuarial expertise and projection methods that develop estimates for the ultimate cost of claims and claim adjustment expenses.  Because the establishment of claims and claims adjustment expense reserves is an inherently uncertain process involving estimates and judgment, currently estimated claims and claim adjustment expense reserves may change.  The Company reflects changes to the reserves in the results of operations in the period the estimates are changed.

Cumulative amounts paid and case reserves held as of the balance sheet date are subtracted from the estimate of the ultimate cost of claims and claim adjustment expenses to derive incurred but not reported (IBNR) reserves.  Accordingly, IBNR reserves include the cost of unreported claims, development on known claims and re-opened claims.  This approach to estimating IBNR reserves has been in place for many years, with no material changes in methodology in the past year.

Detailed claim data is typically insufficient to produce a reliable indication of the initial estimate for ultimate claims and claim adjustment expenses for an accident year.  As a result, the initial estimate for an accident year is generally based on an exposure-based method using either the loss ratio projection or the expected loss method.  The loss ratio projection method, which is typically used for guaranteed cost business, develops an initial estimate of ultimate claims and claim adjustment expenses for an accident year by multiplying earned premium for the accident year by a projected loss ratio.  The projected loss ratio is determined by analyzing prior period experience, and adjusting for loss cost trends, rate level differences, mix of business changes and other known or observed factors influencing the accident year relative to prior accident years.  The expected loss method, which is typically used for loss sensitive business, develops an initial estimate of ultimate claims and claim adjustment expenses for an accident year by analyzing exposures by account.

For prior accident years, the following estimation and analysis methods are principally used by the Company’s actuaries to estimate the ultimate cost of claims and claim adjustment expenses.  These estimation and analysis methods are typically referred to as conventional actuarial methods.

•          The paid loss development method assumes that the future change (positive or negative) in cumulative paid losses for a given cohort of claims will occur in a stable, predictable pattern from year-to-year, consistent with the pattern observed in past cohorts.

•          The case incurred development method is the same as the paid loss development method but is based on cumulative case-incurred losses rather than paid losses.

•          The Bornhuetter-Ferguson method uses an initial estimate of ultimate losses for a given product line reserve component, typically expressed as a ratio to earned premium.  The method assumes that the ratio of additional claim activity to earned premium for that component is relatively stable and predictable over time and that actual claim activity to date is not a credible predictor of further activity for that component.  The method is used most often for more recent accident years where claim data is sparse and/or volatile, with a transition to other methods as the underlying claim data becomes more voluminous and therefore more credible.

•          The average value analysis combined with the reported claim development method assumes that average claim values are stable and predictable over time for a particular cohort of claims.  It is typically limited to analysis at more granular levels, such as coverage or hazard/peril, where a more homogeneous subset of claims produce a more stable and fairly predictable average value.  The reported claim development method is the same as the paid loss development method but uses changes in cumulative claim counts to produce estimates of ultimate claim counts rather than ultimate dollars.  The resulting estimate of ultimate claim counts by cohort is multiplied by an average value per claim from an average value analysis to obtain estimated ultimate claims and claim adjustment expenses.

While these are the principal methods utilized, the Company’s actuaries have available to them the full range of actuarial methods developed by the casualty actuarial profession.  The Company’s actuaries are also continually monitoring developments within the profession for advances in existing techniques or the creation of new techniques that might improve current and future estimates.  Most actuarial methods assume that past patterns demonstrated in the data will repeat themselves in the future.  For certain reserve components where this assumption may not hold, such as asbestos and environmental reserves, conventional actuarial methods are not utilized by the Company.

Methodology for Determining Cumulative Number of Reported Claims

A claim file is created when the Company is notified of an actual demand for payment, notified of an event that may lead to a demand for payment or when it is determined that a demand for payment could possibly lead to a future demand for payment on another coverage on the same policy or on another policy.  Claim files are generally created for a policy at the claimant by coverage level, depending on the particular facts and circumstances of the underlying event.

For Business Insurance and for Personal Insurance, claim file information is summarized such that the Company generally recognizes one count for each policy claim event by internal regulatory line of business, regardless of the number of claimants or coverages involved.  The claims counts are then accumulated and reported by product line.  While the methodology is generally consistent within each segment for the product lines displayed, there are some minor differences between and within segments.  For Bond & Specialty Insurance, the Company recognizes one count per coverage per policy claim event.

For purposes of the claims development tables above, claims reported for direct business are counted even if they eventually close with no loss payment, except in the case of (i) deductible business, where the claim is not counted until the case incurred claim estimate is above the deductible, and (ii) International-Canada reported claim counts where claims closed with no loss payment are not counted.  Note that claims with zero claim dollars may still generate some level of claim adjustment expenses.  Claim counts for assumed business are included only to the extent such counts are available. The Company generally does not receive claim count information for which the underlying claim activity is handled by others, including pools and associations.  The Company does not generate claim counts for ceded business. The methods used to summarize claim counts have not changed significantly over the time periods reported in the tables above.

The Company cautions against using the summarized claim count information provided in this disclosure in attempting to project ultimate loss payouts by product line. The Company generally finds claim count data to be useful only on a more granular basis than the aggregated basis disclosed in the claim development tables above, as the risks, average values and other dynamics of the claim process can vary materially by the cause of loss and coverage within product line.  For example, in Personal Automobile, the introduction of a new roadside assistance coverage feature several years ago resulted in a significant increase in claim counts with a low average claim cost.  For this reason the Company varies its approach to, and in many cases the level of aggregation for, counting claims for internal analysis purposes depending on the particular granular analysis performed.

Asbestos and Environmental Reserves

At December 31, 2016 and 2015, the Company’s claims and claim adjustment expense reserves included $1.71 billion and $2.17 billion, respectively, for asbestos and environmental-related claims, net of reinsurance.

It is difficult to estimate the reserves for asbestos and environmental-related claims due to the vagaries of court coverage decisions, plaintiffs’ expanded theories of liability, the risks inherent in complex litigation and other uncertainties, including, without limitation, those which are set forth below.

Asbestos Reserves. Because each policyholder presents different liability and coverage issues, the Company generally reviews the exposure presented by each policyholder at least annually.  Among the factors which the Company may consider in the course of this review are: available insurance coverage, including the role of any umbrella or excess insurance the Company has issued to the policyholder; limits and deductibles; an analysis of the policyholder’s potential liability; the jurisdictions involved; past and anticipated future claim activity and loss development on pending claims; past settlement values of similar claims; allocated claim adjustment expense; potential role of other insurance; the role, if any, of non-asbestos claims or potential non-asbestos claims in any resolution process; and applicable coverage defenses or determinations, if any, including the determination as to whether or not an asbestos claim is a products/completed operation claim subject to an aggregate limit and the available coverage, if any, for that claim.

In the third quarter of 2016, the Company completed its annual in-depth asbestos claim review, including a review of active policyholders and litigation cases for potential product and “non-product” liability, and noted the continuation of the following trends:

•         continued high level of litigation activity in certain jurisdictions involving individuals alleging serious asbestos-related illness, primarily involving mesothelioma claims;

•         while overall payment patterns have been generally stable, there has been an increase in severity for certain policyholders due to the continued high level of litigation activity; and

•         continued moderate level of asbestos-related bankruptcy activity.

In the Home Office and Field Office category, which accounts for the vast majority of policyholders with active asbestos-related claims, the number of policyholders tendering asbestos claims for the first time, the number of policyholders with open asbestos claims and both gross and net asbestos-related payments declined slightly when compared to 2015.  Payments on behalf of policyholders in this category continue to be influenced by the high level of litigation activity in a limited number of jurisdictions where individuals alleging serious asbestos-related injury, primarily mesothelioma, continue to target defendants who were not traditionally primary targets of asbestos litigation.

The Company’s quarterly asbestos reserve reviews include an analysis of exposure and claim payment patterns by policyholder category, as well as recent settlements, policyholder bankruptcies, judicial rulings and legislative actions.  The Company also analyzes developing payment patterns among policyholders in the Home Office and Field Office, and Assumed Reinsurance and Other categories as well as projected reinsurance billings and recoveries.  In addition, the Company reviews its historical gross and net loss and expense paid experience, year-by-year, to assess any emerging trends, fluctuations, or characteristics suggested by the aggregate paid activity.  Conventional actuarial methods are not utilized to establish asbestos reserves nor have the Company’s evaluations resulted in any way of determining a meaningful average asbestos defense or indemnity payment.

The completion of these reviews and analyses in 2016, 2015 and 2014 resulted in $225 million, $224 million and $250 million increases, respectively, in the Company’s net asbestos reserves.  In each year, the reserve increases were primarily driven by increases in the Company’s estimate of projected settlement and defense costs related to a broad number of policyholders in the Home Office category due to a higher than previously anticipated level of litigation activity surrounding mesothelioma claims.  This increase in the estimate of projected settlement and defense costs resulted from payment trends that continue to be higher than previously anticipated due to the impact of the current litigation environment discussed above.  Over the past decade, the property and casualty insurance industry, including the Company, has experienced net unfavorable prior year reserve development with regard to asbestos reserves, but the Company believes that over that period there has been a reduction in the volatility associated with the Company’s overall asbestos exposure as the overall asbestos environment has evolved from one dominated by exposure to significant litigation risks, particularly coverage disputes relating to policyholders in bankruptcy who were asserting that their claims were not subject to the aggregate limits contained in their policies, to an environment primarily driven by a frequency of litigation related to individuals with mesothelioma.  The Company’s overall view of the current underlying asbestos environment is essentially unchanged from recent periods and there remains a high degree of uncertainty with respect to future exposure to asbestos claims.

Net asbestos paid loss and loss expenses in 2016, 2015 and 2014 were $708 million, $770 million and $242 million, respectively.  Net payments in 2016 included the payment of the $518 million settlement amounts related to PPG Industries, Inc.  Net payments in 2015 included the payment of the $502 million settlement amounts related to the Settlement of Asbestos Direct Action Litigation as described in more detail in note 16.  Approximately 69%, 69% and 8% of total net paid losses in 2016, 2015 and 2014, respectively, related to policyholders with whom the Company had entered into settlement agreements limiting the Company’s liability.

Environmental Reserves.  In establishing environmental reserves, the Company evaluates the exposure presented by each policyholder and the anticipated cost of resolution, if any. In the course of this analysis, the Company generally considers the probable liability, available coverage and relevant judicial interpretations.  In addition, the Company considers the many variables presented, such as: the nature of the alleged activities of the policyholder at each site; the number of sites; the total number of potentially responsible parties at each site; the nature of the alleged environmental harm and the corresponding remedy at each site; the nature of government enforcement activities at each site; the ownership and general use of each site; the overall nature of the insurance relationship between the Company and the policyholder, including the role of any umbrella or excess insurance the Company has issued to the policyholder; the involvement of other insurers; the potential for other available coverage, including the number of years of coverage; the role, if any, of non-environmental claims or potential non-environmental claims in any resolution process; and the applicable law in each jurisdiction.  The evaluation of the exposure presented by a policyholder can change as information concerning that policyholder and the many variables presented is developed.  Conventional actuarial methods are not used to estimate these reserves.

The Company continues to receive notices from policyholders tendering claims for the first time, frequently under policies issued prior to the mid-1980s.  These policyholders continue to present smaller exposures, have fewer sites and are lower tier defendants.  Further, in many instances, clean-up costs have been reduced because regulatory agencies are willing to accept risk-based site analyses and more efficient clean-up technologies.  Over the past several years, the Company has experienced generally favorable trends in the number of new policyholders tendering environmental claims for the first time and in the number of pending declaratory judgment actions relating to environmental matters.  However, the degree to which those favorable trends have continued has been less than anticipated.  In addition, reserve development on existing environmental claims has been greater than anticipated, driven by claims and legal developments in a limited number of jurisdictions.  As a result of these factors, in 2016, 2015 and 2014, the Company increased its net environmental reserves by $82 million, $72 million and $87 million, respectively.

Asbestos and Environmental Reserves. As a result of the processes and procedures discussed above, management believes that the reserves carried for asbestos and environmental claims are appropriately established based upon known facts, current law and management’s judgment. However, the uncertainties surrounding the final resolution of these claims continue, and it is difficult to determine the ultimate exposure for asbestos and environmental claims and related litigation. As a result, these reserves are subject to revision as new information becomes available and as claims develop. The continuing uncertainties include, without limitation, the risks and lack of predictability inherent in complex litigation, any impact from the bankruptcy protection sought by various asbestos producers and other asbestos defendants, a further increase or decrease in the cost to resolve, and/or the number of, asbestos and environmental claims beyond that which is anticipated, the emergence of a greater number of asbestos claims than anticipated as a result of extended life expectancies resulting from medical advances and lifestyle improvements, the role of any umbrella or excess policies the Company has issued, the resolution or adjudication of disputes pertaining to the amount of available coverage for asbestos and environmental claims in a manner inconsistent with the Company’s previous assessment of these claims, the number and outcome of direct actions against the Company, future developments pertaining to the Company’s ability to recover reinsurance for asbestos and environmental claims and the unavailability of other insurance sources potentially available to policyholders, whether through exhaustion of policy limits or through the insolvency of other participating insurers.  In addition, uncertainties arise from the insolvency or bankruptcy of policyholders and other defendants.  It is also not possible to predict changes in the legal, regulatory and legislative environment and their impact on the future development of asbestos and environmental claims.  This environment could be affected by changes in applicable legislation and future court and regulatory decisions and interpretations, including the outcome of legal challenges to legislative and/or judicial reforms establishing medical criteria for the pursuit of asbestos claims.  It is also difficult to predict the ultimate outcome of complex coverage disputes until settlement negotiations near completion and significant legal questions are resolved or, failing settlement, until the dispute is adjudicated. This is particularly the case with policyholders in bankruptcy where negotiations often involve a large number of claimants and other parties and require court approval to be effective. As part of its continuing analysis of asbestos and environmental reserves, the Company continues to study the implications of these and other developments.

Because of the uncertainties set forth above, additional liabilities may arise for amounts in excess of the Company’s current reserves.  In addition, the Company’s estimate of claims and claim adjustment expenses may change.  These additional liabilities or increases in estimates, or a range of either, cannot now be reasonably estimated and could result in income statement charges that could be material to the Company’s operating results in future periods.

Catastrophe Exposure

The Company has geographic exposure to catastrophe losses, which can be caused by a variety of events, including, among others, hurricanes, tornadoes and other windstorms, earthquakes, hail, wildfires, severe winter weather, floods, tsunamis, volcanic eruptions and other naturally-occurring events, such as solar flares.  Catastrophes can also result from terrorist attacks and other intentionally destructive acts including those involving nuclear, biological, chemical, radiological, cyber-attacks, explosions and infrastructure failures.  The incidence and severity of catastrophes are inherently unpredictable. The extent of losses from a catastrophe is a function of both the total amount of insured exposure in the area affected by the event and the severity of the event. Most catastrophes are restricted to small geographic areas; however, hurricanes and earthquakes may produce significant damage in larger areas, especially those that are heavily populated. The Company generally seeks to mitigate its exposure to catastrophes through individual risk selection and the purchase of catastrophe reinsurance.

There are also risks which impact the estimation of ultimate costs for catastrophes.  For example, the estimation of reserves related to hurricanes can be affected by the inability of the Company and its insureds to access portions of the impacted areas, the complexity of factors contributing to the losses, the legal and regulatory uncertainties and the nature of the information available to establish the reserves.  Complex factors include, but are not limited to: determining whether damage was caused by flooding versus wind; evaluating general liability and pollution exposures; estimating additional living expenses; the impact of demand surge; the potential impact of changing climate conditions, including higher frequency and severity of weather-related events; infrastructure disruption; fraud; the effect of mold damage and business income interruption costs; and reinsurance collectibility.  The timing of a catastrophe’s occurrence, such as at or near the end of a reporting period, can also affect the information available to the Company in estimating reserves for that reporting period.  The estimates related to catastrophes are adjusted as actual claims emerge.